VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—0.6%
U.S. Treasury Bonds
2.000%, 11/15/41	$ 11	$ 11
2.000%, 8/15/51	150	153
U.S. Treasury Notes
1.250%, 11/30/26(1)	51	51
1.375%, 11/15/31	133	131
Total U.S. Government Securities (Identified Cost $343)		346

Foreign Government Security—0.4%
United Mexican States 4.500%, 1/31/50	200	212
Total Foreign Government Security (Identified Cost $215)		212

Corporate Bonds and Notes—15.4%
Austria—0.0%
Suzano Austria GmbH 3.750%, 1/15/31	20	20
Canada—0.1%
Canadian Pacific Railway Co. 3.100%, 12/2/51	36	37
Cayman Islands—0.1%
Fibria Overseas Finance Ltd. 5.500%, 1/17/27	25	28
Ireland—0.4%
AerCap Ireland Capital DAC
3.500%, 1/15/25	85	89
3.000%, 10/29/28	150	152
Shire Acquisitions Investments Ireland DAC 3.200%, 9/23/26	20	21
		262

Japan—0.1%
Takeda Pharmaceutical Co., Ltd. 3.025%, 7/9/40	40	41
Luxembourg—0.0%
ArcelorMittal S.A. 7.000%, 10/15/39	15	21
Mexico—0.0%
Petroleos Mexicanos 144A 6.700%, 2/16/32(2)	28	28
	Par Value	Value

Netherlands—0.8%
Cooperatieve Rabobank UA 144A 1.106%, 2/24/27(2)	$ 250	$ 242
Enel Finance International N.V. 144A 2.650%, 9/10/24(2)	200	206
NXP B.V. 144A 3.400%, 5/1/30(2)	45	48
		496

Puerto Rico—0.3%
Popular, Inc. 6.125%, 9/14/23	165	176
United Kingdom—0.6%
BAE Systems plc 144A 3.400%, 4/15/30(2)	80	86
NatWest Group plc 2.359%, 5/22/24	200	203
Vodafone Group plc 5.125%, 6/4/81	40	41
		330

United States—13.0%
Air Products & Chemicals, Inc. 2.800%, 5/15/50	37	38
Alexandria Real Estate Equities, Inc. 2.000%, 5/18/32	18	17
Amazon.com, Inc. 2.700%, 6/3/60	36	35
American Airlines, Inc.
144A 11.750%, 7/15/25(2)	20	25
144A 5.500%, 4/20/26(2)	30	31
American Express Co. 8.150%, 3/19/38	45	72
American International Group, Inc.
3.400%, 6/30/30	25	27
6.820%, 11/15/37	14	20
American Transmission Systems, Inc. 144A 2.650%, 1/15/32(2)	24	24
Amgen, Inc. 2.000%, 1/15/32	100	97
Anheuser-Busch InBev Finance, Inc. 4.000%, 1/17/43	75	83
Apple, Inc. 2.700%, 8/5/51	60	59
AT&T, Inc.
5.250%, 3/1/37	45	56
3.100%, 2/1/43	113	110
Athene Global Funding
144A 2.550%, 6/29/25(2)	35	36
	Par Value	Value

United States—continued
144A 2.500%, 3/24/28(2)	$ 25	$ 25
Autodesk, Inc. 2.400%, 12/15/31	104	104
AvalonBay Communities, Inc. 1.900%, 12/1/28	100	99
Avnet, Inc. 3.000%, 5/15/31	55	54
Bank of America Corp. 2.456%, 10/22/25	90	92
Bank of New York Mellon Corp. (The) Series I 3.750% (3)	50	50
Baxter International, Inc. 144A 1.915%, 2/1/27(2)	113	113
Boeing Co. (The) 3.625%, 2/1/31	65	69
Boston Gas Co. 144A 3.150%, 8/1/27(2)	100	104
Broadcom, Inc. 144A 3.137%, 11/15/35(2)	88	89
Capital One Financial Corp. 2.618%, 11/2/32	90	90
Celgene Corp. 5.000%, 8/15/45	23	27
Centene Corp. 2.450%, 7/15/28	59	58
Charter Communications Operating LLC
2.250%, 1/15/29	46	45
5.375%, 4/1/38	30	36
Chubb INA Holdings, Inc. 3.050%, 12/15/61	35	36
Cigna Corp.
4.125%, 11/15/25	30	33
4.800%, 8/15/38	20	25
Citigroup, Inc. 1.281%, 11/3/25	200	199
Consolidated Edison Co. of New York, Inc. Series 03-C 5.100%, 6/15/33	16	19
CVS Health Corp.
4.300%, 3/25/28	8	9
4.780%, 3/25/38	20	24
2.700%, 8/21/40	25	24
Dell, Inc. 7.100%, 4/15/28	25	31
Delta Air Lines, Inc. 144A 4.750%, 10/20/28(2)	27	30
Discover Financial Services
4.100%, 2/9/27	30	33
Series C 5.500%(3)	25	27
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

United States—continued
Discovery Communications LLC 5.200%, 9/20/47	$ 25	$ 31
Dominion Energy, Inc.
Series C 4.350%(3)	65	67
Series C 2.250%, 8/15/31	100	98
DTE Electric Co. Series A 4.050%, 5/15/48	40	48
Duke Energy Florida LLC 2.400%, 12/15/31	60	61
Duke Energy Progress LLC
3.450%, 3/15/29	85	92
6.125%, 9/15/33	20	26
Edison International Series B 5.000% (3)	59	60
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	52	74
Energy Transfer LP
6.500%, 2/1/42	25	32
Series G 7.125%(3)	40	41
Series H 6.500%(3)	20	20
Equinix, Inc. 1.000%, 9/15/25	190	184
First Horizon Corp. 4.000%, 5/26/25	93	99
First Maryland Capital II (3 month LIBOR + 0.850%) 0.982%, 2/1/27(4)	25	24
Ford Motor Credit Co. LLC 3.350%, 11/1/22	185	187
GE Capital Funding LLC 4.550%, 5/15/32	89	105
General Motors Co. 5.150%, 4/1/38	50	60
Global Atlantic Fin Co.
144A 3.125%, 6/15/31(2)	40	40
144A 4.700%, 10/15/51(2)	90	91
GLP Capital LP 3.250%, 1/15/32	27	27
Goldman Sachs Group, Inc. (The) 0.855%, 2/12/26	55	54
HCA, Inc. 5.875%, 2/15/26	60	68
Hess Corp. 7.125%, 3/15/33	30	40
Huntington Bancshares, Inc. Series F 5.625% (3)	20	23
	Par Value	Value

United States—continued
Huntington Capital Trust I (3 month LIBOR + 0.700%) 0.832%, 2/1/27(4)	$ 65	$ 63
Invitation Homes Operating Partnership LP 2.300%, 11/15/28	60	59
Jersey Central Power & Light Co.
6.150%, 6/1/37	65	86
144A 2.750%, 3/1/32(2)	21	21
JPMorgan Chase & Co.
0.768%, 8/9/25	110	108
3.328%, 4/22/52	25	27
Series U (3 month LIBOR + 0.950%) 1.082%, 2/2/37(4)	85	76
Kraft Heinz Foods Co. 5.500%, 6/1/50	20	27
Leidos, Inc. 7.125%, 7/1/32	8	11
Lincoln National Corp. (3 month LIBOR + 2.358%) 2.515%, 5/17/66(4)	45	40
Lowe’s Cos., Inc. 2.800%, 9/15/41	47	46
Marathon Petroleum Corp. 5.850%, 12/15/45	45	57
Massachusetts Institute of Technology 5.600%, 7/1/2111	15	26
Massachusetts Mutual Life Insurance Co. 144A 5.077%, 2/15/69(2)	100	124
MetLife, Inc. 144A 9.250%, 4/8/38(2)	95	141
Metropolitan Life Insurance Co. 144A 7.800%, 11/1/25(2)	130	158
Microsoft Corp.
3.500%, 11/15/42	65	75
2.525%, 6/1/50	50	49
MidAmerican Energy Co. 4.250%, 7/15/49	17	21
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(2)	90	96
MSCI, Inc. 144A 3.625%, 11/1/31(2)	75	78
Narragansett Electric Co. (The) 144A 5.638%, 3/15/40(2)	33	42
Netflix, Inc. 4.875%, 4/15/28	81	92
	Par Value	Value

United States—continued
New York Life Insurance Co. 144A 4.450%, 5/15/69(2)	$ 20	$ 25
New York State Electric & Gas Corp. 144A 2.150%, 10/1/31(2)	60	59
NextEra Energy Capital Holdings, Inc. 1.900%, 6/15/28	80	79
NGPL PipeCo LLC 144A 3.250%, 7/15/31(2)	15	15
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(2)	35	33
Northern Natural Gas Co. 144A 3.400%, 10/16/51(2)	22	23
Northwestern Mutual Life Insurance Co. (The) 144A 3.850%, 9/30/47(2)	44	50
Occidental Petroleum Corp. 8.000%, 7/15/25	42	49
Pacific Gas & Electric Co.
4.500%, 12/15/41	10	10
4.950%, 7/1/50	40	44
PacifiCorp. 2.900%, 6/15/52	10	10
Pennsylvania Electric Co.
6.150%, 10/1/38	20	27
144A 4.150%, 4/15/25(2)	35	37
PepsiCo, Inc. 2.875%, 10/15/49	50	52
PerkinElmer, Inc. 2.250%, 9/15/31	62	60
Pilgrim’s Pride Corp. 144A 3.500%, 3/1/32(2)	11	11
Plains All American Pipeline LP Series B 6.125% (3)	35	30
President & Fellows of Harvard College 4.875%, 10/15/40	15	21
Public Service Enterprise Group, Inc. 2.450%, 11/15/31	106	105
Raytheon Technologies Corp.
7.000%, 11/1/28	100	127
3.030%, 3/15/52	48	48
Sempra Energy 4.125%, 4/1/52	81	82
Southern California Edison Co. 3.900%, 12/1/41	25	26
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

United States—continued
State Street Corp. (3 month LIBOR + 1.000%) 1.203%, 6/15/47(4)	$ 100	$ 85
SVB Financial Group Series E 4.700% (3)	50	51
Targa Resources Partners LP 5.500%, 3/1/30	55	60
Time Warner Cable LLC 6.550%, 5/1/37	45	59
T-Mobile USA, Inc. 2.875%, 2/15/31	29	29
Truist Financial Corp. 1.267%, 3/2/27	80	79
Trustees of Tufts College 3.099%, 8/15/51	40	42
TSMC Arizona Corp. 3.125%, 10/25/41	200	208
United Airlines, Inc. 144A 4.625%, 4/15/29(2)	54	56
Verizon Communications, Inc. 4.400%, 11/1/34	35	41
ViacomCBS, Inc.
4.375%, 3/15/43	40	46
5.250%, 4/1/44	20	25
6.250%, 2/28/57	34	38
Viatris, Inc. 4.000%, 6/22/50	35	37
Vistra Corp. 144A 7.000% (2)(3)	30	30
VMware, Inc.
4.500%, 5/15/25	60	65
2.200%, 8/15/31	65	64
Walt Disney Co. (The) 3.500%, 5/13/40	30	33
Western Digital Corp. 2.850%, 2/1/29	60	61
Wisconsin Public Service Corp. 2.850%, 12/1/51	32	31
		7,613

Total Corporate Bonds and Notes (Identified Cost $9,060)		9,052

	Shares
Preferred Stocks—0.2%
Brazil—0.1%
Banco Bradesco S.A.	2,390	8
Cia de Saneamento do Parana	5,700	4
Cia Energetica de Minas Gerais	2,194	5
	Shares	Value
Brazil—continued
Cia Paranaense de Energia	4,400	$ 5
Petroleo Brasileiro S.A.	2,500	13
		35

Chile—0.0%
Embotelladora Andina S.A.	2,122	4
Germany—0.1%
Porsche Automobil Holding SE	99	9
Volkswagen AG	77	16
		25

South Korea—0.0%
Samsung Electronics Co., Ltd., 2.180%	213	13
Taiwan—0.0%
Fubon Financial Holding Co. Ltd.(5)	301	1
United States—0.0%
Truist Financial Corp. Series Q, 5.100%	20(6)	22
Total Preferred Stocks (Identified Cost $83)		100

Common Stocks—49.3%
Argentina—0.0%
MercadoLibre, Inc.(5)	18	24
Australia—0.4%
Ansell Ltd.	263	6
BHP Group Ltd.	641	19
BlueScope Steel Ltd.	370	6
Brambles Ltd.	218	2
Commonwealth Bank of Australia	310	23
CSL Ltd.	301	64
Fortescue Metals Group Ltd.	675	9
Harvey Norman Holdings Ltd.	1,698	6
Integral Diagnostics Ltd.	1,025	4
Medibank Pvt Ltd.	1,178	3
Qantas Airways Ltd.(5)	761	3
Rio Tinto Ltd.	204	15
Sonic Healthcare Ltd.	301	10
Vicinity Centres	30,570	37
Woolworths Group Ltd.	253	7
		214

Austria—0.1%
ams AG(5)	240	5
BAWAG Group AG(5)	172	11
Flughafen Wien AG(5)	67	2
	Shares	Value

Austria—continued
OMV AG	146	$ 8
Raiffeisen Bank International AG	239	7
Telekom Austria AG(5)	267	2
		35

Belgium—0.0%
Ageas S.A.	58	3
Bekaert S.A.	131	6
Etablissements Franz Colruyt N.V.	57	2
Proximus SADP	182	4
		15

Bermuda—0.2%
Alpha & Omega Semiconductor Ltd.(5)	142	9
Bunge Ltd.	100	9
Haitong International Securities Group Ltd.	18,000	4
Norwegian Cruise Line Holdings Ltd.(5)	4,580	95
PAX Global Technology Ltd.	3,000	2
		119

Brazil—0.1%
B3 S.A. - Brasil Bolsa Balcao	3,100	6
Banco do Brasil S.A.	1,200	7
Telefonica Brasil S.A.	600	5
Vale S.A.	1,145	16
WEG S.A.	1,200	7
		41

Canada—0.9%
Agnico Eagle Mines Ltd.	61	3
Alimentation Couche-Tard, Inc.	259	11
B2Gold Corp.	2,156	8
Ballard Power Systems, Inc.(5)	5,695	72
Bank of Montreal	144	15
Barrick Gold Corp.	407	8
Baytex Energy Corp.(5)	1,346	4
Canadian Tire Corp., Ltd. Class A	87	12
Cascades, Inc.	526	6
Cenovus Energy, Inc.	577	7
Cogeco Communications, Inc.	150	12
Crescent Point Energy Corp.	346	2
DREAM Unlimited Corp.	525	16
Dundee Precious Metals, Inc.	331	2
Empire Co., Ltd. Class A	285	9
Exchange Income Corp.	205	7
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Canada—continued
Fairfax Financial Holdings, Ltd.	19	$ 9
First Quantum Minerals, Ltd.	3,300	79
Franco-Nevada Corp.	178	25
George Weston, Ltd.	218	25
Hydro One Ltd.	268	7
iA Financial Corp, Inc.	128	7
Intact Financial Corp.	101	13
Killam Apartment Real Estate Investment Trust	152	3
LifeWorks, Inc.	35	1
Loblaw Cos., Ltd.	358	29
Manulife Financial Corp.	937	18
Mullen Group Ltd.	867	8
Open Text Corp.	226	11
Power Corp. of Canada	821	27
Shopify, Inc. Class A(5)	32	44
Sun Life Financial, Inc.	305	17
Thomson Reuters Corp.	44	5
Topaz Energy Corp.	401	6
Torex Gold Resources, Inc.(5)	150	2
Trisura Group Ltd.(5)	49	2
Waste Connections, Inc.	132	18
		550

Cayman Islands—0.1%
China Risun Group Ltd.	6,000	4
Wynn Macau Ltd.(5)	61,600	50
		54

Chile—0.1%
Engie Energia Chile S.A.	3,778	2
Sociedad Quimica y Minera de Chile S.A. Sponsored ADR	1,060	54
		56

China—1.8%
Agricultural Bank of China Ltd. Class H	25,000	9
Alibaba Group Holding Ltd. Sponsored ADR(5)	271	32
Baidu, Inc. Sponsored ADR(5)	57	8
Bank of China Ltd. Class H	63,000	23
Bank of Communications Co., Ltd. Class H	18,000	11
China CITIC Bank Corp. Ltd. Class H	12,000	5
China Conch Venture Holdings Ltd.	2,500	12
China Construction Bank Corp. Class H	33,812	23
China Dongxiang Group Co., Ltd.	16,117	1
China Everbright Greentech Ltd.	8,000	3
	Shares	Value

China—continued
China International Capital Corp. Ltd. Class H	2,400	$ 7
China Life Insurance Co., Ltd. Class H	4,000	7
China Minsheng Banking Corp. Ltd. Class H	9,000	3
China Water Affairs Group Ltd.	2,000	3
Chinasoft International Ltd.(5)	4,000	5
Chongqing Rural Commercial Bank Co., Ltd. Class H	6,488	2
CIFI Holdings Group Co., Ltd.	193,000	116
Country Garden Holdings Co., Ltd.	90,000	80
Country Garden Services Holdings Co., Ltd.	2,172	13
CSPC Pharmaceutical Group Ltd.	11,440	12
EVA Precision Industrial Holdings Ltd.	20,236	5
GF Securities Co. Ltd. Class H	3,200	6
Golden Eagle Retail Group Ltd.	3,000	3
Huatai Securities Co. Ltd. Class H	1,400	2
Industrial & Commercial Bank of China Ltd. Class H	25,000	14
JD.com, Inc. ADR(5)	151	11
Jiangsu Expressway Co., Ltd. Class H	3,189	3
Ju Teng International Holdings Ltd.	4,744	1
Lee & Man Paper Manufacturing Ltd.	6,000	4
Lenovo Group Ltd.	18,000	21
Meituan Class B(5)	600	17
NIO, Inc. ADR(5)	353	11
PICC Property & Casualty Co. Ltd. Class H	2,000	2
Postal Savings Bank of China Co., Ltd. Class H	30,000	21
Powerlong Real Estate Holdings Ltd.	195,000	102
Seazen Group Ltd.(5)	170,000	115
Shanghai Electric Group Co., Ltd. Class H	18,000	6
Shenzhen Expressway Corp. Ltd. Class H	5,700	6
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	6,000	2
Sinopec Engineering Group Co., Ltd. Class H	12,000	6
	Shares	Value

China—continued
Sinopharm Group Co., Ltd. Class H	2,000	$ 4
Sunac China Holdings Ltd.	58,000	88
Tencent Holdings Ltd.	4,081	239
Tingyi Cayman Islands Holding Corp.	4,000	8
Topsports International Holdings Ltd.	2,000	2
Vipshop Holdings Ltd. ADR(5)	307	3
Xinte Energy Co. Ltd. Class H	800	1
Zhuzhou CRRC Times Electric Co. Class H	1,600	9
		1,087

Colombia—0.0%
Bancolombia S.A.	939	8
Corp. Financiera Colombiana S.A.(5)	1,390	10
		18

Curaçao—0.1%
Schlumberger N.V.	1,250	37
Czech Republic—0.0%
O2 Czech Republic AS	318	4
Denmark—1.0%
Ambu A/S Class B	4,350	115
Carlsberg AS Class B	60	10
Coloplast A/S Class B	394	69
D/S Norden A/S	343	9
DSV A/S	861	201
Novo Nordisk A/S Class B	1,652	186
Scandinavian Tobacco Group A/S	122	3
Solar A/S Class B	31	4
Spar Nord Bank A/S	137	2
		599

Finland—0.1%
Elisa Oyj	304	19
Kesko Oyj Class B	140	5
Oriola Oyj Class B	700	1
TietoEVRY Oyj	186	6
		31

France—1.8%
Accor S.A.(5)	1,350	44
Aeroports de Paris(5)	330	43
APERAM S.A.	51	3
Atos SE	107	4
AXA S.A.	448	13
BNP Paribas S.A.	235	16
Boiron S.A.	31	1
Bouygues S.A.	1,386	50
Carrefour S.A.	720	13
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

France—continued
Casino Guichard Perrachon S.A.(5)	159	$ 4
Cie de Saint-Gobain	194	14
CNP Assurances	410	10
Coface S.A.(5)	627	9
Credit Agricole S.A.	341	5
Dassault Aviation S.A.	500	54
Eiffage S.A.	495	51
Eutelsat Communications S.A.	433	5
Faurecia SE	16	1
Getlink SE	1,930	32
Hermes International	4	7
IPSOS	108	5
L’Oreal S.A.	265	126
LVMH Moet Hennessy Louis Vuitton SE	323	267
Orange S.A.	2,024	22
Publicis Groupe S.A.	176	12
Safran S.A.	330	40
Sanofi	251	25
Sartorius Stedim Biotech	6	3
Schneider Electric SE	105	21
Societe Generale S.A.	183	6
Sodexo S.A.	900	79
Teleperformance	31	14
TotalEnergies SE	332	17
Vinci S.A.	395	42
		1,058

Germany—1.7%
adidas AG	583	168
BASF SE	257	18
Bayer AG Registered Shares	211	11
Bayerische Motoren Werke AG	202	20
BioNTech SE ADR(5)	13	3
Daimler AG Registered Shares	294	23
Daimler Truck Holding AG(5)	147	5
Dermapharm Holding SE	18	2
Deutsche Lufthansa AG Registered Shares(5)	6,000	42
Deutsche Post AG Registered Shares	585	38
Deutsche Telekom AG Registered Shares	2,240	42
DWS Group GmbH & Co. KGaA	185	8
Fraport AG Frankfurt Airport Services Worldwide(5)	1,250	84
HeidelbergCement AG	202	14
HOCHTIEF AG	500	40
Hornbach Holding AG & Co. KGaA	85	13
	Shares	Value

Germany—continued
Infineon Technologies AG	2,253	$ 105
LEG Immobilien SE	42	6
Nemetschek SE	748	96
SAP SE	163	23
TeamViewer AG(5)	157	2
TUI AG(5)	29,000	89
WCM Beteiligungs- und Grundbesitz-AG	371	2
Zalando SE(5)	1,502	122
		976

Greece—0.0%
National Bank of Greece S.A.(5)	3,034	10
Hong Kong—1.1%
AIA Group Ltd.	11,400	115
Bosideng International Holdings Ltd.	8,000	5
Cathay Pacific Airways Ltd.(5)	85,543	70
China Lumena New Materials Corp.(5)(7)	44	—
China Overseas Land & Investment Ltd.	67,000	159
CITIC Telecom International Holdings Ltd.	9,000	3
CK Asset Holdings Ltd.	2,529	16
Fairwood Holdings Ltd.	1,500	3
Global Brands Group Holding Ltd.(5)(7)	61,400	—
Hongkong Land Holdings Ltd.	11,700	61
Hui Xian Real Estate Investment Trust	6,000	1
Hysan Development Co., Ltd.	7,000	22
Jardine Matheson Holdings Ltd.	300	17
Kerry Properties Ltd.	1,243	3
Kingboard Holdings Ltd.	500	2
Link REIT	6,534	58
Power Assets Holdings Ltd.	1,000	6
Shanghai Industrial Urban Development Group Ltd.	17,000	2
Shimao Group Holdings Ltd.	48,000	31
SITC International Holdings Co., Ltd.	2,000	7
Sun Hung Kai Properties Ltd.	500	6
Vinda International Holdings Ltd.	2,000	5
Wharf Real Estate Investment Co., Ltd.	11,000	56
	Shares	Value

Hong Kong—continued
Xinyi Glass Holdings Ltd.	1,000	$ 2
		650

Hungary—0.0%
Magyar Telekom Telecommunications plc ADR	2,911	4
OTP Bank Nyrt(5)	98	5
Richter Gedeon Nyrt	282	7
		16

India—0.3%
HDFC Bank Ltd. ADR	1,738	113
ICICI Bank Ltd. Sponsored ADR	311	6
Infosys Ltd. Sponsored ADR	555	14
Reliance Industries Ltd. Sponsored GDR 144A(2)	202	13
State Bank of India Registered Shares GDR	94	6
		152

Indonesia—0.0%
Astra International Tbk PT	16,100	6
Bank Central Asia Tbk PT	21,300	11
Kalbe Farma Tbk PT	48,400	6
Media Nusantara Citra Tbk PT	59,000	4
		27

Ireland—0.4%
Horizon Therapeutics plc(5)	69	8
Irish Residential Properties REIT plc	403	1
Johnson Controls International plc	213	17
Kingspan Group plc	1,236	148
Origin Enterprises plc	320	1
Seagate Technology Holdings plc	179	20
Trane Technologies plc	119	24
Willis Towers Watson plc	21	5
		224

Isle of Man—0.0%
Entain plc(5)	162	4
Israel—0.0%
Alony Hetz Properties & Investments Ltd.	445	8
B Communications Ltd.(5)	749	3
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Israel—continued
Check Point Software Technologies Ltd.(5)	39	$ 5
Formula Systems 1985 Ltd.	85	11
Shufersal Ltd.	278	2
		29

Italy—0.4%
Assicurazioni Generali SpA	852	18
Atlantia SpA(5)	2,420	48
Autogrill SpA(5)	14,000	100
Banca Popolare di Sondrio SCPA	802	3
De’ Longhi SpA	57	2
Enel SpA	1,474	12
Intesa Sanpaolo SpA	8,302	21
Sesa SpA	11	2
Telecom Italia SpA	11,193	6
Unipol Gruppo SpA	912	5
		217

Japan—2.4%
ABC-Mart, Inc.	1,200	51
ADEKA Corp.	26	1
AGC, Inc.	200	10
Aida Engineering Ltd.	142	1
Ajinomoto Co., Inc.	100	3
ANA Holdings, Inc.(5)	2,500	52
Aoyama Trading Co., Ltd.(5)	111	1
Asahi Kasei Corp.	300	3
Canon Marketing Japan, Inc.	300	6
Canon, Inc.	810	20
Capcom Co., Ltd.	500	12
Cawachi Ltd.	300	6
Central Japan Railway Co.	400	53
Chubu Electric Power Co., Inc.	1,300	14
Chugai Pharmaceutical Co., Ltd.	300	10
Daiichi Sankyo Co., Ltd.	400	10
Daiwabo Holdings Co., Ltd.	200	3
DCM Holdings Co., Ltd.	525	5
Doutor Nichires Holdings Co., Ltd.	351	5
DyDo Group Holdings, Inc.	126	5
Earth Corp.	100	5
ENEOS Holdings, Inc.	1,500	6
FUJIFILM Holdings Corp.	321	24
Fukuyama Transporting Co., Ltd.	145	5
H.U. Group Holdings, Inc.	200	5
Hankyu Hanshin Holdings, Inc.	100	3
HIS Co., Ltd.(5)	2,800	46
	Shares	Value

Japan—continued
Hitachi Ltd.	200	$ 11
Honda Motor Co., Ltd.	400	11
Honeys Holdings Co., Ltd.	39	—(8)
Inpex Corp.	600	5
Internet Initiative Japan, Inc.	100	4
ITOCHU Corp.	477	15
Iwatani Corp.	200	10
Japan Post Bank Co., Ltd.	1,600	15
Japan Post Holdings Co., Ltd.	2,900	23
Japan Wool Textile Co., Ltd. (The)	500	4
Kajima Corp.	400	5
Kakaku.com, Inc.	1,900	51
Kamigumi Co., Ltd.	300	6
Kandenko Co., Ltd.	600	4
Kao Corp.	200	10
KDDI Corp.	800	23
Keyence Corp.	200	126
Koei Tecmo Holdings Co. Ltd.	100	4
Konica Minolta, Inc.	1,500	7
Marui Group Co., Ltd.	3,300	62
Maruichi Steel Tube Ltd.	100	2
McDonald’s Holdings Co. Japan Ltd.	100	4
Mirait Holdings Corp.	400	7
Mitsubishi Corp.	400	13
Mitsubishi Electric Corp.	400	5
Mitsubishi Estate Co., Ltd.	300	4
Mitsubishi HC Capital, Inc.	2,100	10
Mitsubishi Research Institute, Inc.	100	3
Mitsuboshi Belting Ltd.	71	1
Mitsui & Co., Ltd.	500	12
Mizuho Financial Group, Inc.	1,600	20
Morinaga Milk Industry Co., Ltd.	100	5
NEC Corp.	400	18
NGK Insulators Ltd.	400	7
NGK Spark Plug Co., Ltd.	200	3
Nihon Kohden Corp.	100	3
Nihon M&A Center Holdings, Inc.	300	7
Nippon Telegraph & Telephone Corp.	1,316	36
Nippon Yusen KK	200	15
Nitori Holdings Co., Ltd.	100	15
Nomura Holdings, Inc.	2,500	11
Nomura Real Estate Holdings, Inc.	200	5
Obayashi Corp.	900	7
Okumura Corp.	200	6
Osaka Gas Co., Ltd.	400	7
Raito Kogyo Co., Ltd.	363	6
	Shares	Value

Japan—continued
Renesas Electronics Corp.(5)	500	$ 6
Rengo Co., Ltd.	400	3
Rinnai Corp.	100	9
Rohm Co., Ltd.	100	9
Ryohin Keikaku Co., Ltd.	3,000	46
Sankyo Co., Ltd.	200	5
Sanyo Special Steel Co., Ltd.	182	3
Sawai Group Holdings Co., Ltd.	225	9
Sekisui House Ltd.	700	15
Senko Group Holdings Co., Ltd.	496	4
Seven & i Holdings Co., Ltd.	300	13
Shibaura Electronics Co., Ltd.	100	8
SKY Perfect JSAT Holdings, Inc.	800	3
SoftBank Corp.	1,100	14
SoftBank Group Corp.	300	14
Sony Group Corp.	200	25
Sugi Holdings Co., Ltd.	200	12
Sumitomo Densetsu Co., Ltd.	200	4
Sumitomo Electric Industries Ltd.	500	6
Sumitomo Heavy Industries Ltd.	300	7
Sumitomo Mitsui Financial Group, Inc.	400	14
Sumitomo Rubber Industries Ltd.	800	8
Takasago Thermal Engineering Co., Ltd.	397	7
Takeda Pharmaceutical Co., Ltd.	400	11
TIS, Inc.	100	3
Tokyo Electron Ltd.	100	58
Towa Pharmaceutical Co., Ltd.	214	5
Toyo Suisan Kaisha Ltd.	300	13
Toyota Motor Corp.	2,755	50
Tv Tokyo Holdings Corp.	166	3
Yakult Honsha Co., Ltd.	200	10
Yamada Holdings Co., Ltd.	1,500	5
Yamaha Corp.	100	5
Yamaha Motor Co., Ltd.	300	7
Yaoko Co., Ltd.	100	6
Yokohama Rubber Co., Ltd. (The)	200	3
Yurtec Corp.	132	1
		1,417

Jersey—0.1%
Amcor plc	51	—
Aptiv plc(5)	62	10
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Jersey—continued
Ferguson plc	122	$ 22
		32

Luxembourg—0.1%
ArcelorMittal S.A.	441	14
Eurofins Scientific SE	99	12
Globant S.A.(5)	20	7
		33

Malaysia—0.1%
Axis Real Estate Investment Trust	4,100	2
Bermaz Auto Bhd	3,500	1
CIMB Group Holdings Bhd	5,900	8
Hong Leong Bank Bhd	1,500	6
Malayan Banking Bhd	2,900	6
MBM Resources BHD	7,800	6
MISC Bhd	1,600	3
RHB Bank Bhd	3,800	5
TIME dotCom Bhd	5,700	6
		43

Mexico—0.1%
Alfa SAB de CV Class A	10,100	8
Alpek SAB de CV Class A	5,700	6
Banco del Bajio S.A.	1,800	3
Grupo Financiero Banorte SAB de CV Class O	1,600	10
Grupo Financiero Inbursa SAB de CV Class O(5)	2,500	3
Grupo Lala SAB de CV Class B	4	—(8)
Nemak SAB de CV(5)	19,369	6
		36

Morocco—0.0%
Co. Sucrerie Marocaine et de Raffinage	74	2
Douja Promotion Groupe Addoha S.A.(5)	1,239	1
		3

Netherlands—1.5%
Adyen N.V.(5)	38	100
Aegon N.V.	1,165	6
AerCap Holdings N.V.(5)	152	10
Airbus SE(5)	815	104
ASM International N.V.	36	16
ASML Holding N.V.	714	574
ASR Nederland N.V.	164	7
Flow Traders	102	4
ForFarmers N.V.	812	4
Koninklijke Ahold Delhaize N.V.	928	32
NN Group N.V.	238	13
	Shares	Value

Netherlands—continued
Prosus N.V.(5)	126	$ 10
Signify N.V.	122	6
Stellantis N.V.	471	9
		895

New Zealand—0.2%
Arvida Group Ltd.	1,293	2
Fisher & Paykel Healthcare Corp., Ltd.	577	13
Mainfreight Ltd.	1,711	110
Summerset Group Holdings Ltd.	771	7
		132

Norway—0.1%
Frontline, Ltd.(5)	831	6
Orkla ASA	405	4
Sparebanken Vest	709	8
TGS ASA	423	4
Yara International ASA	166	8
		30

Panama—0.2%
Carnival Corp.(5)	4,950	100
Peru—0.0%
Ferreycorp SAA	7,075	4
Philippines—0.0%
Globe Telecom, Inc.	70	5
PLDT, Inc.	95	3
		8

Poland—0.0%
Asseco Poland S.A.	218	5
Ciech S.A.	206	2
TEN Square Games S.A.	70	6
		13

Portugal—0.0%
REN - Redes Energeticas Nacionais SGPS S.A.	627	2
Russia—0.0%
Sberbank of Russia PJSC Sponsored ADR	949	15
Singapore—0.7%
BOC Aviation Ltd.	800	6
ComfortDelGro Corp., Ltd.	45,200	47
DBS Group Holdings Ltd.	900	22
Fortune Real Estate Investment Trust	4,000	4
Genting Singapore Ltd.	88,500	51
Parkway Life Real Estate Investment Trust	600	2
SATS Ltd.(5)	17,600	51
Sea Ltd. ADR(5)	707	158
	Shares	Value

Singapore—continued
Singapore Airlines Ltd.(5)	15,500	$ 57
Sino Grandness Food Industry Group Ltd.(5)(7)	25,900	—
United Overseas Bank Ltd.	600	12
		410

South Africa—0.1%
Anglo American Platinum Ltd.	74	8
Impala Platinum Holdings Ltd.	556	8
MTN Group Ltd.(5)	987	11
Nedbank Group Ltd.	873	10
Old Mutual Ltd.	8,447	7
Sibanye Stillwater Ltd.	2,068	6
Thungela Resources Ltd.(5)	91	—(8)
		50

South Korea—0.6%
CJ CheilJedang Corp.	14	5
CJ Corp.	79	6
DB HiTek Co., Ltd.	72	4
DB Insurance Co., Ltd.	97	4
DGB Financial Group, Inc.	503	4
DL E&C Co., Ltd.(5)	64	6
GS Holdings Corp.	127	4
Hana Financial Group, Inc.	231	8
Hankook Tire & Technology Co., Ltd.	103	3
HDC Hyundai Development Co-Engineering & Construction	1	—(8)
JB Financial Group Co., Ltd.	657	5
Kakao Corp.(5)	92	9
Kangwon Land, Inc.(5)	2,420	49
KB Financial Group, Inc.	134	6
KC Co., Ltd.	70	1
Kia Corp.	132	9
KT Corp.(5)	379	10
KT Corp. Sponsored ADR(5)	326	4
LG Chem Ltd.	106	55
LG Innotek Co., Ltd.	49	15
LOTTE Fine Chemical Co., Ltd.	125	8
LX Semicon Co., Ltd.	46	7
NCSoft Corp.	17	9
POSCO	36	8
Posco International Corp.	336	6
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

South Korea—continued
Samsung Electronics Co., Ltd. Registered Shares GDR	15	$ 25
Shinhan Financial Group Co., Ltd.	305	9
Shinsegae, Inc.(5)	270	58
SK Hynix, Inc.(5)	134	15
SK Square Co., Ltd.(5)	72	4
SK Telecom Co., Ltd.	112	6
Woori Financial Group, Inc.	682	7
		369

Spain—0.5%
Aena SME S.A.(5)	290	46
Banco Bilbao Vizcaya Argentaria S.A.	3,445	21
Banco Santander S.A.	6,155	21
Ebro Foods S.A.	113	2
Ferrovial S.A.	1,414	44
Iberdrola S.A.	2,020	24
International Consolidated Airlines Group S.A.(5)	1,561	3
International Consolidated Airlines Group S.A.(5)	40,400	78
Lar Espana Real Estate Socimi S.A.	137	1
Mapfre S.A.	6,522	13
Mediaset Espana Comunicacion S.A.(5)	1,102	5
Neinor Homes S.A.(5)	509	6
Repsol S.A.	1,129	14
Telefonica S.A.	4,652	20
		298

Sweden—0.5%
Annehem Fastigheter AB Class B(5)	42	—(8)
Arjo AB Class B	684	8
Assa Abloy AB Class B	3,012	92
Atlas Copco AB Class A	1,053	73
Getinge AB Class B	149	6
Hexagon AB Class B	4,196	67
Peab AB Class B	211	3
Saab AB Class B	1,590	41
Telefonaktiebolaget LM Ericsson Class B	955	11
Volvo AB Class B	531	12
		313

Switzerland—1.6%
ALSO Holding AG Registered Shares(5)	10	3
BKW AG	16	2
Chubb Ltd.	133	26
Cie Financiere Richemont S.A. Registered Shares	117	17
	Shares	Value

Switzerland—continued
Galenica AG	48	$ 4
Holcim Ltd.(5)	171	9
Intershop Holding AG	4	3
Kuehne + Nagel International AG Registered Shares	39	12
Logitech International S.A. Registered Shares	183	15
Lonza Group AG Registered Shares	157	131
Nestle S.A. Registered Shares	455	64
Novartis AG Registered Shares	590	52
Partners Group Holding AG	59	98
PSP Swiss Property AG Registered Shares	32	4
Roche Holding AG	170	71
Sika AG Registered Shares	489	204
Swiss Life Holding AG Registered Shares	18	11
Swiss Prime Site AG Registered Shares	78	8
Swisscom AG Registered Shares	26	15
Tecan Group AG Registered Shares	11	7
UBS Group AG Registered Shares	918	16
VAT Group AG	226	113
Zurich Insurance Group AG	75	33
		918

Taiwan—0.9%
Acer, Inc.	7,000	8
ASE Technology Holding Co., Ltd.	4,000	15
Asia Cement Corp.	8,000	13
Asustek Computer, Inc.	2,000	27
AU Optronics Corp.	8,000	7
Cathay Financial Holding Co., Ltd.	13,000	29
China Development Financial Holding Corp.	35,000	22
China Motor Corp.	2,000	5
Compal Electronics, Inc.	13,000	11
CTBC Financial Holding Co., Ltd.	10,000	9
Evergreen Marine Corp. Taiwan Ltd.	2,000	10
Everlight Electronics Co., Ltd.	4,000	8
Far EasTone Telecommunications Co., Ltd.	3,000	7
	Shares	Value

Taiwan—continued
Fubon Financial Holding Co., Ltd.	11,795	$ 33
Getac Holdings Corp.	3,000	6
Global Mixed Mode Technology, Inc.	2,000	19
Great Wall Enterprise Co., Ltd.	3,553	7
Hon Hai Precision Industry Co., Ltd.	4,200	16
Hua Nan Financial Holdings Co., Ltd.	10,215	8
Lien Hwa Industrial Holdings Corp.	6,721	15
Pegatron Corp.	4,000	10
Powertech Technology, Inc.	4,000	14
Qisda Corp.	6,000	7
Realtek Semiconductor Corp.	1,500	31
Silicon Motion Technology Corp. ADR	72	7
Sinbon Electronics Co., Ltd.	2,000	21
Synnex Technology International Corp.	2,000	5
Taiwan PCB Techvest Co., Ltd.	2,000	3
Taiwan Semiconductor Manufacturing Co., Ltd.	4,000	89
Tripod Technology Corp.	2,000	9
Uni-President Enterprises Corp.	3,000	7
United Microelectronics Corp.	5,000	12
United Microelectronics Corp. Sponsored ADR	1,557	18
Wisdom Marine Lines Co., Ltd.	2,118	6
Wistron Corp.	7,000	7
WT Microelectronics Co., Ltd.	707	2
Yuanta Financial Holding Co., Ltd.	29,400	27
		550

Thailand—0.3%
Bangchak Corp. PCL Foreign Shares	3,000	2
BTS Group Holdings PCL Foreign Shares	205,600	58
Central Pattana PCL Foreign Shares	36,200	61
Minor International PCL Foreign Shares(5)	72,865	63
Thanachart Capital PCL Foreign Shares	4,000	4
		188

See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Turkey—0.0%
Dogus Otomotiv Servis ve Ticaret AS	909	$ 3
Turkcell Iletisim Hizmetleri AS	2,677	4
Turkiye Garanti Bankasi AS	5,914	5
Turkiye Petrol Rafinerileri AS(5)	58	—
		12

United Kingdom—1.4%
3i Group plc	452	9
Airtel Africa plc	6,769	12
Anglo American plc	857	35
AstraZeneca plc	36	4
Aviva plc	1,920	11
Barclays plc	5,141	13
BHP Group plc	569	17
BP plc	4,052	18
British Land Co. plc (The)	5,690	41
BT Group plc	4,057	9
Burberry Group plc	1,658	41
Compass Group plc(5)	1,979	44
Computacenter plc	119	5
Diageo plc	71	4
easyJet plc(5)	5,950	45
Endeavour Mining plc	198	4
Firstgroup plc(5)	22,510	31
Gamma Communications plc	62	1
Halfords Group plc	1,115	5
Hikma Pharmaceuticals plc	277	8
HSBC Holdings plc	4,005	24
IHS Markit Ltd.	190	25
Indivior plc(5)	2,260	8
Intertek Group plc	126	10
J Sainsbury plc	4,273	16
JD Sports Fashion plc	1,580	5
Keller Group plc	654	9
Kingfisher plc	2,122	10
Legal & General Group plc	785	3
Linde plc	155	54
M&G plc	2,329	6
Melrose Industries plc	1,258	3
Micro Focus International plc	820	5
Ortho Clinical Diagnostics Holdings plc(5)	265	6
Persimmon plc	200	8
Premier Foods plc	2,759	4
Reach plc	1,492	6
Rio Tinto plc	447	29
Rolls-Royce Holdings plc(5)	45,000	75
Royal Dutch Shell plc Class A	841	18
Royal Dutch Shell plc Class B	658	14
	Shares	Value

United Kingdom—continued
SSE plc	183	$ 4
SSP Group plc(5)	24,940	81
Supermarket Income Reit plc	2,593	4
Virgin Money UK plc(5)	1,098	3
Vodafone Group plc	7,110	11
Whitbread plc(5)	1,030	42
		840

United States—27.3%
3M Co.	93	17
Abbott Laboratories	502	71
AbbVie, Inc.	269	36
ABM Industries, Inc.	165	7
Academy Sports & Outdoors, Inc.(5)	193	8
Accenture plc Class A	172	71
ACCO Brands Corp.	673	6
Activision Blizzard, Inc.	1,013	67
Adobe, Inc. (5)	705	400
Aflac, Inc.	394	23
AGCO Corp.	40	5
Agilent Technologies, Inc.	208	33
AGNC Investment Corp.	1,064	16
Air Lease Corp. Class A	121	5
Air Products & Chemicals, Inc.	285	87
Akamai Technologies, Inc.(5)	83	10
Albemarle Corp.	335	78
Albertsons Cos., Inc. Class A	334	10
Align Technology, Inc.(5)	187	123
Allstate Corp. (The)	158	19
Ally Financial, Inc.	225	11
Alphabet, Inc. Class A(5)	109	316
Alphabet, Inc. Class C(5)	46	133
Amazon.com, Inc.(5)	177	590
Amdocs Ltd.	81	6
AMERCO	13	9
American Airlines Group, Inc.(5)	6,370	114
American Electric Power Co., Inc.	250	22
American Equity Investment Life Holding Co.	198	8
American Express Co.	773	126
American Financial Group, Inc.	92	13
American Tower Corp.	62	18
American Water Works Co., Inc.	105	20
AMETEK, Inc.	25	4
Amgen, Inc.	130	29
Amphenol Corp. Class A	288	25
Analog Devices, Inc.	77	14
Anthem, Inc.	77	36
Apple, Inc.	2,306	409
Applied Materials, Inc.	853	134
ArcBest Corp.	64	8
	Shares	Value

United States—continued
Arrow Electronics, Inc.(5)	81	$ 11
AT&T, Inc.	1,716	42
Automatic Data Processing, Inc.	188	46
AutoZone, Inc.(5)	13	27
Baker Hughes Co.	1,540	37
Bank of America Corp.	4,682	208
Baxter International, Inc.	46	4
Beazer Homes USA, Inc.(5)	257	6
Berkley (W.R.) Corp.	44	4
Berkshire Hathaway, Inc. Class B(5)	66	20
Biogen, Inc.(5)	44	11
Bio-Rad Laboratories, Inc. Class A(5)	16	12
BlackRock, Inc. Class A	25	23
Block, Inc. Class A(5)	922	149
Boeing Co. (The)(5)	607	122
Booz Allen Hamilton Holding Corp. Class A	140	12
Bristol-Myers Squibb Co.	528	33
Broadcom, Inc.	69	46
California Resources Corp.	66	3
Camping World Holdings, Inc. Class A	112	5
Capital One Financial Corp.	42	6
Carlyle Group, Inc. (The)	56	3
Carrier Global Corp.	256	14
Casey’s General Stores, Inc.	20	4
Catalent, Inc.(5)	686	88
Caterpillar, Inc.	103	21
CBTX, Inc.	78	2
CDW Corp.	19	4
Centene Corp.(5)	247	20
Central Garden & Pet Co. Class A(5)	49	2
Century Communities, Inc.	62	5
Charles Schwab Corp. (The)	141	12
Chart Industries, Inc.(5)	390	62
Chemed Corp.	12	6
Chevron Corp.	303	36
Chipotle Mexican Grill, Inc. Class A(5)	2	4
Church & Dwight Co., Inc.	113	12
Cigna Corp.	76	17
Cincinnati Financial Corp.	63	7
Cinemark Holdings, Inc.(5)	6,650	107
Cisco Systems, Inc.	781	49
Citigroup, Inc.	297	18
Citizens Financial Group, Inc.	285	13
Clorox Co. (The)	107	19
CMS Energy Corp.	104	7
CNA Financial Corp.	126	6
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

United States—continued
Coca-Cola Co. (The)	961	$ 57
Colgate-Palmolive Co.	427	36
Comcast Corp. Class A	258	13
Computer Programs & Systems, Inc.(5)	208	6
Conagra Brands, Inc.	258	9
Conduent, Inc.(5)	771	4
ConocoPhillips	233	17
Consensus Cloud Solutions, Inc.(5)	13	1
Consolidated Edison, Inc.	265	23
Cooper Cos., Inc. (The)	368	154
Corning, Inc.	432	16
Costco Wholesale Corp.	122	69
Coterra Energy, Inc.	244	5
Crown Castle International Corp.	135	28
CSX Corp.	209	8
Cummins, Inc.	59	13
CVS Health Corp.	552	57
Danaher Corp.	226	74
Dave & Buster’s Entertainment, Inc.(5)	3,320	127
Deere & Co.	119	41
Dell Technologies, Inc. Class C(5)	108	6
Delta Air Lines, Inc.(5)	215	8
DENTSPLY SIRONA, Inc.	158	9
Dollar General Corp.	134	32
Domino’s Pizza, Inc.	18	10
Dover Corp.	135	25
Dow, Inc.	164	9
DR Horton, Inc.	135	15
Duke Energy Corp.	166	17
eBay, Inc.	194	13
Edwards Lifesciences Corp.(5)	1,334	173
Electronic Arts, Inc.	55	7
Eli Lilly & Co.	356	98
Ellington Financial, Inc.	144	2
Emergent BioSolutions, Inc.(5)	181	8
Emerson Electric Co.	223	21
Encompass Health Corp.	132	9
Ennis, Inc.	50	1
Enova International, Inc.(5)	123	5
Enphase Energy, Inc.(5)	475	87
EPAM Systems, Inc.(5)	44	29
Equifax, Inc.	108	32
Estee Lauder Cos., Inc. (The) Class A	569	211
Ethan Allen Interiors, Inc.	152	4
Exelon Corp.	353	20
ExlService Holdings, Inc.(5)	34	5
Expeditors International of Washington, Inc.	70	9
Extra Space Storage, Inc.	185	42
Exxon Mobil Corp.	523	32
FedEx Corp.	51	13
	Shares	Value

United States—continued
Fidelity National Information Services, Inc.	46	$ 5
First NBC Bank Holding Co.(7)	1,041	—
FirstEnergy Corp.	213	9
Foot Locker, Inc.	93	4
Franklin Electric Co., Inc.	48	5
Freeport-McMoRan, Inc.	2,175	91
Gartner, Inc.(5)	6	2
Genco Shipping & Trading Ltd.	394	6
Generac Holdings, Inc.(5)	224	79
General Electric Co.	241	23
General Mills, Inc.	72	5
General Motors Co.(5)	427	25
Genworth Financial, Inc. Class A(5)	1,059	4
Gilead Sciences, Inc.	466	34
Goodyear Tire & Rubber Co. (The)(5)	226	5
Graham Holdings Co. Class B	9	6
Gray Television, Inc.	233	5
Green Brick Partners, Inc.(5)	169	5
Griffon Corp.	141	4
HarborOne Bancorp, Inc.	288	4
Hartford Financial Services Group, Inc. (The)	292	20
Haverty Furniture Cos., Inc.	103	3
Hawaiian Electric Industries, Inc.	134	6
Heidrick & Struggles International, Inc.	216	9
Hershey Co. (The)	74	14
Hewlett Packard Enterprise Co.	939	15
Hologic, Inc.(5)	183	14
Home Depot, Inc. (The)	71	29
Honeywell International, Inc.	179	37
Hormel Foods Corp.	89	4
Host Hotels & Resorts, Inc.(5)	7,390	129
HP, Inc.	552	21
Humana, Inc.	47	22
IDACORP, Inc.	62	7
IDEX Corp.	44	10
IDEXX Laboratories, Inc.(5)	28	18
IES Holdings, Inc.(5)	89	5
Illinois Tool Works, Inc.	97	24
Intel Corp.	553	28
International Paper Co.	178	8
Intuit, Inc.	333	214
Intuitive Surgical, Inc.(5)	500	180
Jack Henry & Associates, Inc.	15	3
Jack in the Box, Inc.	78	7
	Shares	Value

United States—continued
John Wiley & Sons, Inc. Class A	83	$ 5
Johnson & Johnson	567	97
JPMorgan Chase & Co.	1,211	192
Kearny Financial Corp.	346	5
Kellogg Co.	34	2
Keysight Technologies, Inc.(5)	115	24
Kimberly-Clark Corp.	101	14
Kinder Morgan, Inc.	492	8
KLA Corp.	42	18
Knight-Swift Transportation Holdings, Inc. Class A	161	10
Kraft Heinz Co. (The)	239	9
Kroger Co. (The)	736	33
Kulicke & Soffa Industries, Inc.	120	7
Laboratory Corp. of America Holdings(5)	46	14
Lam Research Corp.	34	24
Las Vegas Sands Corp.(5)	2,700	102
Lennar Corp. Class A	126	15
Lennox International, Inc.	247	80
Live Nation Entertainment, Inc.(5)	1,370	164
Lowe’s Cos., Inc.	143	37
Lumen Technologies, Inc.	1,090	14
Marathon Petroleum Corp.	80	5
Maravai LifeSciences Holdings, Inc. Class A(5)	101	4
MarketAxess Holdings, Inc.	147	60
Marsh & McLennan Cos., Inc.	31	5
Marten Transport Ltd.	495	9
Mastercard, Inc. Class A	155	56
Matson, Inc.	53	5
Matthews International Corp. Class A	148	5
McDonald’s Corp.	303	81
Medtronic plc	226	23
Merchants Bancorp	189	9
Merck & Co., Inc.	1,184	91
Meta Platforms, Inc. Class A(5)	635	214
Methode Electronics, Inc.	160	8
MetLife, Inc.	348	22
Mettler-Toledo International, Inc.(5)	10	17
Micron Technology, Inc.	210	20
Microsoft Corp.	2,550	858
Moderna, Inc.(5)	87	22
Molson Coors Beverage Co. Class B	246	11
Mondelez International, Inc. Class A	342	23
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

United States—continued
Monolithic Power Systems, Inc.	24	$ 12
Moody’s Corp.	26	10
Mosaic Co. (The)	517	20
Motorola Solutions, Inc.	63	17
MSCI, Inc. Class A	444	272
MYR Group, Inc.(5)	82	9
NetApp, Inc.	219	20
Netflix, Inc.(5)	17	10
Newmont Corp.	715	44
NextEra Energy, Inc.	1,438	134
NIKE, Inc. Class B	1,107	185
Norfolk Southern Corp.	88	26
Northrop Grumman Corp.	15	6
NortonLifeLock, Inc.	224	6
Nucor Corp.	102	12
NVIDIA Corp.	417	123
Old Republic International Corp.	218	5
OneMain Holdings, Inc. Class A	213	11
Oracle Corp.	397	35
O’Reilly Automotive, Inc.(5)	53	37
Organon & Co.	45	1
Otis Worldwide Corp.	263	23
Owens & Minor, Inc.	124	5
Owens Corning	94	9
Park Hotels & Resorts, Inc.(5)	6,040	114
Paychex, Inc.	79	11
Paycom Software, Inc.(5)	8	3
PayPal Holdings, Inc.(5)	1,348	254
PepsiCo, Inc.	234	41
Pfizer, Inc.	1,267	75
Plug Power, Inc.(5)	2,600	73
Pool Corp.	315	178
Popular, Inc.	214	18
Portland General Electric Co.	132	7
Prestige Consumer Healthcare, Inc.(5)	77	5
Procter & Gamble Co. (The)	605	99
Prologis, Inc.	66	11
Prudential Financial, Inc.	190	21
Public Storage	102	38
PulteGroup, Inc.	313	18
QCR Holdings, Inc.	33	2
Qorvo, Inc.(5)	72	11
QUALCOMM, Inc.	295	54
Quanta Services, Inc.	44	5
Quest Diagnostics, Inc.	69	12
Ralph Lauren Corp.	1,020	121
Redwood Trust, Inc.	607	8
Regeneron Pharmaceuticals, Inc.(5)	113	71
	Shares	Value

United States—continued
Reinsurance Group of America, Inc.	96	$ 11
Rent-A-Center, Inc.	73	4
Republic Services, Inc. Class A	270	38
ResMed, Inc.	31	8
Rimini Street, Inc.(5)	893	5
Roku, Inc. Class A (5)	38	9
Roper Technologies, Inc.	363	179
Ross Stores, Inc.	786	90
Royal Caribbean Cruises Ltd.(5)	1,480	114
S&P Global, Inc.	822	388
Sanderson Farms, Inc.	9	2
Schneider National, Inc. Class B	175	5
Schweitzer-Mauduit International, Inc.	135	4
Sempra Energy	97	13
Service Properties Trust	11,060	97
ServiceNow, Inc.(5)	51	33
Sherwin-Williams Co. (The)	291	102
Shoals Technologies Group, Inc. Class A(5)	2,070	50
Six Flags Entertainment Corp.(5)	2,820	120
Snap-on, Inc.	64	14
SolarEdge Technologies, Inc.(5)	282	79
Southern Co. (The)	147	10
Southwest Airlines Co.(5)	2,310	99
SP Plus Corp.(5)	40	1
Star Group LP	721	8
Starbucks Corp.	373	44
Steel Dynamics, Inc.	358	22
Stewart Information Services Corp.	117	9
Sunnova Energy International, Inc.(5)	1,720	48
Sunrun, Inc.(5)	1,340	46
Switch, Inc. Class A	129	4
Sylvamo Corp.(5)	16	—(8)
Synchrony Financial	364	17
Synopsys, Inc.(5)	87	32
Take-Two Interactive Software, Inc.(5)	32	6
Target Corp.	278	64
TEGNA, Inc.	453	8
Telephone & Data Systems, Inc.	257	5
Teradyne, Inc.	100	16
Tesla, Inc.(5)	32	34
Texas Instruments, Inc.	293	55
Thermo Fisher Scientific, Inc.	200	133
T-Mobile US, Inc.(5)	54	6
Tyler Technologies, Inc.(5)	316	170
	Shares	Value

United States—continued
Tyson Foods, Inc. Class A	164	$ 14
U.S. Bancorp	454	26
Ultra Clean Holdings, Inc.(5)	104	6
United Airlines Holdings, Inc.(5)	2,710	119
United Therapeutics Corp.(5)	42	9
UnitedHealth Group, Inc.	340	171
Unum Group	214	5
Valero Energy Corp.	490	37
Valley National Bancorp	151	2
Valmont Industries, Inc.	16	4
Veeva Systems, Inc. Class A(5)	96	25
VeriSign, Inc.(5)	68	17
Verizon Communications, Inc.	1,934	100
Vertex Pharmaceuticals, Inc.(5)	176	39
Viatris, Inc.	695	9
Visa, Inc. Class A	1,991	431
VMware, Inc. Class A	47	5
Walgreens Boots Alliance, Inc.	416	22
Walmart, Inc.	608	88
Walt Disney Co. (The)(5)	896	139
Waste Management, Inc.	270	45
Waters Corp.(5)	21	8
Waterstone Financial, Inc.	139	3
WEC Energy Group, Inc.	365	35
West Pharmaceutical Services, Inc.	88	41
Westrock Co.	301	13
Whirlpool Corp.	48	11
Williams Cos., Inc. (The)	280	7
Xcel Energy, Inc.	70	5
Xerox Holdings Corp.	536	12
Yum! Brands, Inc.	94	13
Zebra Technologies Corp. Class A(5)	20	12
Zions Bancorp NA	1,370	87
Zoetis, Inc. Class A	872	213
Zoom Video Communications, Inc. Class A(5)	27	5
		16,044

Total Common Stocks (Identified Cost $23,309)		29,002

See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Exchange-Traded Fund—2.9%
iShares JP Morgan USD Emerging Markets Bond ETF	15,500	$ 1,690
Total Exchange-Traded Fund (Identified Cost $1,677)		1,690

Rights—0.0%
Cayman Islands—0.0%
Seazen Group Ltd.(5)	8,095	—
Total Rights (Identified Cost $—)		—

Warrants—0.0%
Bermuda—0.0%
Valaris Ltd.(5)	5	—(8)
Canada—0.0%
Cenovus Energy, Inc.(5)	65	1
Thailand—0.0%
BTS Group Holdings PCL(5)	20,000	—(8)
BTS Group Holdings PCL(5)	40,000	1
BTS Group Holdings PCL(5)	80,000	1
		2

Total Warrants (Identified Cost $—)		3

Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $41)		19

Total Long-Term Investments—68.8% (Identified Cost $34,728)		40,424

	Shares	Value

Short-Term Investment—26.0%
Money Market Mutual Fund—26.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(9)	15,263,648	$15,264
Total Short-Term Investment (Identified Cost $15,264)		15,264

TOTAL INVESTMENTS—94.8% (Identified Cost $49,992)		$55,688
Other assets and liabilities, net—5.2%		3,070
NET ASSETS—100.0%		$58,758

Abbreviations:
ADR	American Depositary Receipt
CDX.NA.HY	Credit Default Swap Index North American High Yield
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
NA	National Association
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open swap contracts.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $2,230 or 3.8% of net assets.
(3)	No contractual maturity date.
(4)	Variable rate security. Rate disclosed is as of December 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Non-income producing.
(6)	Value shown as par value.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Amount is less than $500.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
ICE	Intercontinental Exchange

Foreign Currencies:
EUR	Euro
USD	United States Dollar

Country Weightings†
United States	73%
Japan	3
Netherlands	3
United Kingdom	2
China	2
France	2
Germany	2
Other	13
Total	100%
† % of total investments as of December 31, 2021.
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
Open Purchased Options Contracts as of December 31, 2021 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Option(2)
S&P 500® Index	10	$5,200	$5,200.00	03/18/22	$3
Put Options(2)
S&P 500® Index	35	10,500	3,000.00	03/18/22	9
S&P 500® Index	10	3,100	3,100.00	03/18/22	3
S&P 500® Index	10	3,300	3,300.00	03/18/22	4
					16
Total Purchased Options					$19
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options

Exchange-Traded Futures contracts as of December 31, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
Long Contracts:
2 Year U.S. Treasury Note Future	March 2022	1	$218	$—	$—(1)
5 Year U.S. Treasury Note Future	March 2022	2	242	—(1)	—
10 Year U.S. Treasury Note Future	March 2022	20	2,609	26	—
10 Year Ultra Bond Future	March 2022	15	2,196	36	—
30 Year U.S. Treasury Bond Future	March 2022	1	160	—	(4)
Euro BTP Future	March 2022	26	4,352	—	(74)
Euro Stoxx 20 Future	March 2022	52	1,186	61	—
Euro Stoxx 50 Future	March 2022	13	634	20	—
MSCI EAFE Index Future	March 2022	18	2,090	56	—
Nasdaq 100 E-Mini Future	March 2022	4	1,306	32	—
Nikkei 225 Stock Average Future	March 2022	12	1,733	63	—
Russell 2000 E-Mini Future	March 2022	33	3,701	140	—
SPI 200 Index Future	March 2022	5	668	14	—
				$448	$(78)
Short Contracts:
10 Year Euro-Bund Future	March 2022	(22)	(4,292)	71	—
Euro Currency Future	March 2022	(10)	(1,425)	—	(12)
U.S. Ultra Bond Future	March 2022	(14)	(2,760)	—	(64)
				71	(76)
Total				$519	$(154)
Footnote Legend:
(1)Amount is less than $500.

Centrally cleared credit default swap - buy protection(1) outstanding as of December 31, 2021 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CDX.NA.HY.37(3)	Quarterly	ICE	5.000%	12/20/26	$775	$(71)	$(69)	$—	$(2)
International Business Machines Corp. Senior	Quarterly	ICE	1.000%	12/20/26	245	(8)	(7)	—	(1)
Southwest Airlines Co. Senior	Quarterly	ICE	1.000%	12/20/26	125	(—) (4)	(—) (4)	—	— (4)
Valero Energy Corp. Senior	Quarterly	ICE	1.000%	12/20/26	110	(—) (4)	— (4)	— (4)	—
Total						$(79)	$(76)	$—	$(3)

See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
Over-the-counter volatility swaps outstanding as of December 31, 2021 were as follows:
Referenced Entity	Pay/Receive Volatility	Volatility Strike	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
S&P 500® Index Intraday(5)	Pay	15.70%	Maturity	Goldman Sachs & Co.	01/07/22	$5,000	USD	$(5)	$—	$—	$(5)
Euro Stoxx® Index(5)	Pay	18.30	Maturity	Goldman Sachs & Co.	01/28/22	5,000	EUR	(20)	—	—	(20)
S&P 500® Index(5)	Pay	18.10	Maturity	UBS AG	01/28/22	5,000	USD	4	—	4	—
S&P 500® Index(5)	Pay	18.10	Maturity	UBS AG	01/28/22	5,000	USD	3	—	3	—
S&P 500® Index(5)	Pay	24.25	Maturity	JPMorgan Chase Bank	01/28/22	5,000	USD	32	—	32	—
S&P 500® Index(5)	Pay	28.00	Maturity	UBS Securities LLC	01/28/22	5,000	USD	46	—	46	—
Total								$60	$—	$85	$(25)

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	CDX.NA.HY is composed of 100 liquid North American entities with high yield credit ratings as published by Markit® from time to time.
(4)	Amount is less than $500.
(5)	Variance Swap.
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$9,052	$—	$9,052	$—
Foreign Government Security	212	—	212	—
U.S. Government Securities	346	—	346	—
Equity Securities:
Common Stocks	29,002	29,002	—	—(1)
Preferred Stocks	100	78	22	—
Warrants	3	3	—	—
Rights	—	—	—	—
Exchange-Traded Fund	1,690	1,690	—	—
Money Market Mutual Fund	15,264	15,264	—	—
Other Financial Instruments:
Purchased Options	19	19	—	—
Futures Contracts	519	519	—	—
Over-the-Counter Volatility swaps	85	—	85	—
Total Assets	56,292	46,575	9,717	—(1)
Liabilities:
Other Financial Instruments:
Futures Contracts	(154)	(154)	—	—
Over-the-Counter Volatility swaps	(25)	—	(25)	—
Centrally Cleared Credit Default Swap	(79)	—	(79)	—
Total Liabilities	(258)	(154)	(104)	—
Total Investments	$56,034	$46,421	$9,613	$—(1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI GLOBAL DYNAMIC ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.